Quarterly Holdings Report
for
Fidelity® Large Cap Stock Fund
January 31, 2023
LCS-NPRT3-0423
1.813034.118
Common Stocks - 95.6%
	Shares	Value ($) (000s)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 0.4%
Cellnex Telecom SA (a)	123,283	4,831
Verizon Communications, Inc.	152,012	6,319
		11,150
Entertainment - 1.4%
Activision Blizzard, Inc.	47,846	3,664
Nintendo Co. Ltd. ADR	369,598	3,981
The Walt Disney Co. (b)	174,673	18,950
Universal Music Group NV	610,917	15,616
		42,211
Interactive Media & Services - 3.6%
Alphabet, Inc.:
Class A (b)	389,878	38,536
Class C (b)	352,132	35,167
Match Group, Inc. (b)	38,865	2,103
Meta Platforms, Inc. Class A (b)	174,923	26,058
Snap, Inc. Class A (b)	388,366	4,490
		106,354
Media - 2.6%
Charter Communications, Inc. Class A (b)	5,700	2,191
Comcast Corp. Class A	1,517,872	59,728
Interpublic Group of Companies, Inc.	409,087	14,915
		76,834
TOTAL COMMUNICATION SERVICES		236,549
CONSUMER DISCRETIONARY - 3.9%
Auto Components - 0.3%
BorgWarner, Inc.	179,662	8,494
Automobiles - 0.1%
General Motors Co.	64,710	2,544
Hotels, Restaurants & Leisure - 1.6%
Booking Holdings, Inc. (b)	11,704	28,489
Expedia, Inc. (b)	49,853	5,698
Marriott International, Inc. Class A	53,341	9,291
Starbucks Corp.	36,592	3,994
		47,472
Household Durables - 0.4%
Mohawk Industries, Inc. (b)	63,544	7,629
Sony Group Corp. sponsored ADR	42,974	3,844
Whirlpool Corp.	8,476	1,319
		12,792
Internet & Direct Marketing Retail - 0.3%
Amazon.com, Inc. (b)	67,960	7,009
Multiline Retail - 0.1%
Target Corp.	22,799	3,925
Specialty Retail - 1.0%
Lowe's Companies, Inc.	140,345	29,227
Textiles, Apparel & Luxury Goods - 0.1%
NIKE, Inc. Class B	19,795	2,520
TOTAL CONSUMER DISCRETIONARY		113,983
CONSUMER STAPLES - 4.4%
Beverages - 1.7%
Diageo PLC sponsored ADR (c)	75,078	13,278
Keurig Dr. Pepper, Inc.	301,680	10,643
The Coca-Cola Co.	442,669	27,144
		51,065
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	3,589	1,834
Performance Food Group Co. (b)	104,040	6,380
Sysco Corp.	244,053	18,904
U.S. Foods Holding Corp. (b)	136,299	5,197
Walmart, Inc.	52,370	7,534
		39,849
Household Products - 0.1%
Colgate-Palmolive Co.	3,091	230
Spectrum Brands Holdings, Inc.	50,691	3,441
		3,671
Personal Products - 0.3%
Haleon PLC ADR (b)	1,039,756	8,422
Tobacco - 0.9%
Altria Group, Inc.	601,111	27,074
TOTAL CONSUMER STAPLES		130,081
ENERGY - 13.3%
Energy Equipment & Services - 0.0%
Baker Hughes Co. Class A	21,491	682
Oil, Gas & Consumable Fuels - 13.3%
Canadian Natural Resources Ltd.	93,823	5,759
Cenovus Energy, Inc. (Canada)	2,099,118	41,933
EQT Corp.	70,193	2,293
Exxon Mobil Corp.	1,966,579	228,145
Hess Corp.	428,765	64,383
Imperial Oil Ltd.	268,472	14,673
Kosmos Energy Ltd. (b)	2,685,194	21,240
Phillips 66 Co.	29,770	2,985
Tourmaline Oil Corp.	206,352	9,617
		391,028
TOTAL ENERGY		391,710
FINANCIALS - 16.0%
Banks - 12.1%
Bank of America Corp.	2,360,938	83,766
Comerica, Inc.	23,700	1,737
JPMorgan Chase & Co.	229,115	32,067
M&T Bank Corp.	36,894	5,755
PNC Financial Services Group, Inc.	178,747	29,570
Truist Financial Corp.	459,111	22,675
U.S. Bancorp	392,796	19,561
Wells Fargo & Co.	3,436,198	161,055
		356,186
Capital Markets - 2.5%
CME Group, Inc.	4,000	707
KKR & Co. LP	284,750	15,892
Morgan Stanley	166,204	16,177
Northern Trust Corp.	296,353	28,737
Raymond James Financial, Inc.	76,252	8,599
State Street Corp.	33,363	3,047
		73,159
Consumer Finance - 0.3%
Discover Financial Services	63,362	7,396
Diversified Financial Services - 0.0%
Acacia Research Corp. (b)	24,000	105
Insurance - 0.2%
Chubb Ltd.	30,114	6,851
Thrifts & Mortgage Finance - 0.9%
MGIC Investment Corp.	453,169	6,399
Radian Group, Inc.	925,116	20,445
		26,844
TOTAL FINANCIALS		470,541
HEALTH CARE - 13.6%
Biotechnology - 0.5%
Alnylam Pharmaceuticals, Inc. (b)	33,054	7,483
Argenx SE ADR (b)	2,991	1,143
Insmed, Inc. (b)	135,256	2,912
Vaxcyte, Inc. (b)	52,898	2,399
Verve Therapeutics, Inc. (b)(c)	48,517	1,104
		15,041
Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	10,468	1,157
Becton, Dickinson & Co.	31,292	7,892
Boston Scientific Corp. (b)	811,132	37,515
GE HealthCare Technologies, Inc. (b)	546,267	37,976
iRhythm Technologies, Inc. (b)	299	29
Koninklijke Philips Electronics NV (depositary receipt) (NY Reg.)	139,742	2,392
		86,961
Health Care Providers & Services - 5.8%
Cardinal Health, Inc.	239,227	18,480
Centene Corp. (b)	25,222	1,923
Cigna Corp.	126,801	40,154
CVS Health Corp.	273,175	24,099
Guardant Health, Inc. (b)	63,649	2,000
Humana, Inc.	10,868	5,561
McKesson Corp.	86,065	32,591
Oak Street Health, Inc. (b)	43,073	1,252
UnitedHealth Group, Inc.	88,256	44,057
		170,117
Life Sciences Tools & Services - 0.2%
Danaher Corp.	28,842	7,625
Pharmaceuticals - 4.2%
Bristol-Myers Squibb Co.	790,905	57,459
Eli Lilly & Co.	30,106	10,361
GSK PLC sponsored ADR	584,848	20,622
Johnson & Johnson	192,549	31,466
Sanofi SA sponsored ADR	48,310	2,374
Viatris, Inc.	34,598	421
		122,703
TOTAL HEALTH CARE		402,447
INDUSTRIALS - 14.2%
Aerospace & Defense - 3.6%
Airbus Group NV	129,920	16,288
General Dynamics Corp.	38,902	9,067
Huntington Ingalls Industries, Inc.	24,928	5,498
MTU Aero Engines AG	11,766	2,927
Raytheon Technologies Corp.	48,638	4,857
Safran SA	25,033	3,600
Textron, Inc.	16,700	1,217
The Boeing Co. (b)	292,909	62,390
		105,844
Air Freight & Logistics - 1.9%
FedEx Corp.	64,092	12,425
United Parcel Service, Inc. Class B	228,344	42,296
		54,721
Airlines - 0.1%
Copa Holdings SA Class A (b)	9,273	854
Ryanair Holdings PLC sponsored ADR (b)	27,918	2,527
		3,381
Building Products - 0.2%
Johnson Controls International PLC	74,779	5,202
Commercial Services & Supplies - 0.1%
ACV Auctions, Inc. Class A (b)	257,814	2,527
Electrical Equipment - 1.2%
Acuity Brands, Inc.	52,171	9,835
Hubbell, Inc. Class B	34,154	7,818
Regal Rexnord Corp.	50,188	6,986
Vertiv Holdings Co.	761,330	10,826
		35,465
Industrial Conglomerates - 5.5%
3M Co.	25,962	2,988
General Electric Co.	1,978,103	159,198
		162,186
Machinery - 1.0%
Cummins, Inc.	17,647	4,404
Flowserve Corp.	170,966	5,885
Fortive Corp.	87,742	5,969
Otis Worldwide Corp.	56,274	4,627
Stanley Black & Decker, Inc.	38,027	3,396
Westinghouse Air Brake Tech Co.	56,986	5,916
		30,197
Professional Services - 0.1%
Equifax, Inc.	12,268	2,726
Road & Rail - 0.5%
Knight-Swift Transportation Holdings, Inc. Class A	249,982	14,774
Trading Companies & Distributors - 0.0%
Beijer Ref AB (B Shares) (c)	47,261	726
TOTAL INDUSTRIALS		417,749
INFORMATION TECHNOLOGY - 17.5%
Electronic Equipment & Components - 0.2%
Mirion Technologies, Inc. (b)(d)	671,520	5,339
IT Services - 3.9%
Amadeus IT Holding SA Class A (b)	83,054	5,233
Edenred SA	180,336	9,801
Fidelity National Information Services, Inc.	123,030	9,232
Genpact Ltd.	96,410	4,558
Global Payments, Inc.	15,654	1,765
IBM Corp.	33,103	4,460
MasterCard, Inc. Class A	28,120	10,421
PayPal Holdings, Inc. (b)	80,664	6,573
Sabre Corp. (b)(c)	430,589	2,932
Snowflake, Inc. (b)	1,895	296
Twilio, Inc. Class A (b)	63,830	3,820
Unisys Corp. (b)	384,789	2,082
Visa, Inc. Class A	236,808	54,516
		115,689
Semiconductors & Semiconductor Equipment - 2.5%
Analog Devices, Inc.	32,893	5,640
Applied Materials, Inc.	64,762	7,220
Intel Corp.	146,908	4,152
Lam Research Corp.	12,269	6,136
Marvell Technology, Inc.	186,623	8,053
NVIDIA Corp.	30,792	6,016
Qualcomm, Inc.	235,483	31,369
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	43,000	3,987
		72,573
Software - 7.9%
Adobe, Inc. (b)	37,359	13,836
Autodesk, Inc. (b)	31,728	6,827
DoubleVerify Holdings, Inc. (b)	46,963	1,277
Dynatrace, Inc. (b)	95,841	3,683
Elastic NV (b)	95,942	5,645
Intuit, Inc.	17,100	7,228
Microsoft Corp.	665,860	165,007
PTC, Inc. (b)	27,517	3,711
Salesforce.com, Inc. (b)	13,469	2,262
SAP SE sponsored ADR (c)	196,928	23,342
Workday, Inc. Class A (b)	9,273	1,682
		234,500
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	595,468	85,920
Samsung Electronics Co. Ltd.	65,110	3,239
		89,159
TOTAL INFORMATION TECHNOLOGY		517,260
MATERIALS - 3.1%
Chemicals - 0.6%
Axalta Coating Systems Ltd. (b)	46,602	1,403
DuPont de Nemours, Inc.	241,503	17,859
		19,262
Metals & Mining - 2.5%
First Quantum Minerals Ltd.	762,085	17,681
Freeport-McMoRan, Inc.	955,779	42,647
Glencore PLC	1,964,689	13,157
		73,485
TOTAL MATERIALS		92,747
REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
American Tower Corp.	34,056	7,608
Crown Castle International Corp.	27,100	4,014
Equinix, Inc.	1,121	827
Simon Property Group, Inc.	124,440	15,986
		28,435
UTILITIES - 0.6%
Electric Utilities - 0.6%
Entergy Corp.	26,422	2,861
PG&E Corp. (b)	147,908	2,352
Southern Co.	161,028	10,898
		16,111
Multi-Utilities - 0.0%
Sempra Energy	7,243	1,161
TOTAL UTILITIES		17,272
TOTAL COMMON STOCKS (Cost $1,885,002)		2,818,774

Preferred Stocks - 0.2%
	Shares	Value ($) (000s)
Convertible Preferred Stocks - 0.0%
COMMUNICATION SERVICES - 0.0%
Interactive Media & Services - 0.0%
Reddit, Inc. Series E (b)(d)(e)	3,600	150

Nonconvertible Preferred Stocks - 0.2%
INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Embraer SA sponsored ADR (b)	347,577	4,480

TOTAL PREFERRED STOCKS (Cost $4,291)		4,630

Other - 0.1%
	Shares	Value ($) (000s)
Other - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (d)(e)(f) (Cost $6,230)	5,379,720	2,100

Money Market Funds - 4.7%
	Shares	Value ($) (000s)
Fidelity Cash Central Fund 4.38% (g)	116,560,300	116,584
Fidelity Securities Lending Cash Central Fund 4.38% (g)(h)	21,507,488	21,510
TOTAL MONEY MARKET FUNDS (Cost $138,094)		138,094

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $2,033,617)	2,963,598
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(16,554)
NET ASSETS - 100.0%	2,947,044

Any values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $4,831,000 or 0.2% of net assets.

(b)	Non-income producing
(c)	Security or a portion of the security is on loan at period end.
(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $7,589,000 or 0.3% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(h)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($) (000s)
Mirion Technologies, Inc.	6/16/21	6,715

Reddit, Inc. Series E	5/18/21	153

Utica Shale Drilling Program (non-operating revenue interest)	10/05/16 - 12/16/20	6,230

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate (Amounts in thousands)	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.38%	1	241,273	124,690	1,453	-	-	116,584	0.2%
Fidelity Securities Lending Cash Central Fund 4.38%	2,427	160,167	141,084	28	-	-	21,510	0.1%
Total	2,428	401,440	265,774	1,481	-	-	138,094

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.